OTHER OPERATING ASSETS AND LIABILITIES - Summary (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other assets - current:
Third party receivables	SFr 37.9	SFr 63.4
Prepayments	83.9	60.8
Contract assets	5.0	14.6
Contract costs	64.5	61.1
Inventories	51.9	58.5
Other	27.4	1.5
Total	270.6	259.9
Other assets - non-current:
Trade receivables	35.5	34.3
Prepayments	43.2	82.1
Contract assets	4.9	13.2
Contract costs	18.0	19.2
Other	0.6	11.6
Total	102.2	160.4
Other liabilities - current:
Accrued other liabilities	252.7	261.0
Accrued capital expenditures	59.2	63.5
Accrued payroll and employee benefits	44.4	68.3
Deferred revenue	66.2	71.3	SFr 66.7
Other	34.4	32.9
Total	456.9	497.0
Other liabilities - non-current:
Other	230.6	48.2
Total	SFr 230.6	SFr 48.2